Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Software and IT Services Portfolio
May 31, 2022
SOF-NPRT1-0722
1.802189.118
Common Stocks - 98.0%
	Shares	Value ($)
Entertainment - 1.7%
Interactive Home Entertainment - 1.7%
Activision Blizzard, Inc.	814,900	63,464,412
Electronic Arts, Inc.	717,300	99,453,645
		162,918,057
Interactive Media & Services - 4.6%
Interactive Media & Services - 4.6%
Alphabet, Inc. Class A (a)	124,800	283,949,952
Meta Platforms, Inc. Class A (a)	420,300	81,386,892
Twitter, Inc. (a)	2,062,242	81,664,783
		447,001,627
Internet & Direct Marketing Retail - 0.3%
Internet & Direct Marketing Retail - 0.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	352,800	33,886,440
IT Services - 34.5%
Data Processing & Outsourced Services - 20.9%
Automatic Data Processing, Inc.	66,200	14,758,628
Block, Inc. Class A (a)	531,600	46,520,316
ExlService Holdings, Inc. (a)	347,200	49,368,368
Fidelity National Information Services, Inc.	611,200	63,870,400
Fiserv, Inc. (a)	272,400	27,289,032
FleetCor Technologies, Inc. (a)	153,200	38,117,692
Global Payments, Inc.	1,168,870	153,168,725
MasterCard, Inc. Class A	1,857,200	664,636,164
PayPal Holdings, Inc. (a)	2,706,500	230,620,865
StoneCo Ltd. Class A (a)	319,600	3,208,784
Visa, Inc. Class A	3,411,220	723,758,547
WEX, Inc. (a)	114,700	19,531,116
		2,034,848,637
Internet Services & Infrastructure - 4.7%
Akamai Technologies, Inc. (a)	1,122,900	113,457,816
GoDaddy, Inc. (a)	1,471,200	110,413,560
MongoDB, Inc. Class A (a)	346,200	82,101,330
Snowflake, Inc. (a)	333,200	42,532,980
Twilio, Inc. Class A (a)	721,500	75,880,155
Wix.com Ltd. (a)	472,300	29,759,623
		454,145,464
IT Consulting & Other Services - 8.9%
Accenture PLC Class A	655,900	195,759,914
Capgemini SA	691,100	133,918,437
Cognizant Technology Solutions Corp. Class A	3,294,200	246,076,740
DXC Technology Co. (a)	707,800	24,928,716
Gartner, Inc. (a)	323,600	84,912,640
IBM Corp.	1,241,200	172,328,208
Kyndryl Holdings, Inc. (a)	281,400	3,472,476
Liveramp Holdings, Inc. (a)	265,300	6,791,680
Thoughtworks Holding, Inc.	46,100	797,991
		868,986,802
TOTAL IT SERVICES		3,357,980,903
Media - 0.2%
Publishing - 0.2%
The New York Times Co. Class A	520,700	17,958,943
Professional Services - 0.3%
Research & Consulting Services - 0.3%
CACI International, Inc. Class A (a)	88,700	24,868,819
Road & Rail - 0.2%
Trucking - 0.2%
Uber Technologies, Inc. (a)	725,900	16,840,880
Software - 56.2%
Application Software - 24.3%
Adobe, Inc. (a)	1,415,000	589,319,200
Alteryx, Inc. Class A (a)	412,500	22,955,625
Anaplan, Inc. (a)	472,600	31,002,560
Aspen Technology, Inc. (a)	204,162	39,503,305
Autodesk, Inc. (a)	1,125,000	233,718,750
Avalara, Inc. (a)	215,100	18,212,517
AvidXchange Holdings, Inc.	36,300	318,714
Blackbaud, Inc. (a)	646,300	41,136,995
Braze, Inc.	15,500	518,320
Ceridian HCM Holding, Inc. (a)	981,542	55,260,815
Citrix Systems, Inc.	258,907	26,069,346
Constellation Software, Inc.	25,200	39,662,132
Coupa Software, Inc. (a)	424,300	29,187,597
DocuSign, Inc. (a)	129,800	10,891,518
Dropbox, Inc. Class A (a)	213,000	4,438,920
Elastic NV (a)	735,700	45,355,905
Everbridge, Inc. (a)	473,000	19,539,630
Five9, Inc. (a)	323,000	31,237,330
HashiCorp, Inc. (b)	16,900	591,838
HubSpot, Inc. (a)	207,500	70,070,675
Intuit, Inc.	263,800	109,334,548
Micro Focus International PLC	1,263,938	5,949,982
Momentive Global, Inc. (a)	850,700	10,361,526
New Relic, Inc. (a)	473,100	22,169,466
PTC, Inc. (a)	934,400	108,885,632
Qualtrics International, Inc. (a)	877,200	12,456,240
Salesforce.com, Inc. (a)	2,898,284	464,421,028
Samsara, Inc. (b)	69,800	785,250
SAP SE	73,900	7,408,254
Smartsheet, Inc. (a)	313,700	11,183,405
Workday, Inc. Class A (a)	872,300	136,340,490
Workiva, Inc. (a)(b)	226,100	16,507,561
Zendesk, Inc. (a)	1,178,100	107,737,245
Zoom Video Communications, Inc. Class A (a)	406,900	43,721,405
		2,366,253,724
Systems Software - 31.9%
GitLab, Inc.	11,200	436,128
Mandiant, Inc. (a)	3,422,300	75,461,715
Microsoft Corp.	8,867,900	2,410,915,973
NortonLifeLock, Inc.	4,479,100	109,021,294
Oracle Corp.	2,364,027	170,020,822
Palo Alto Networks, Inc. (a)	474,100	238,367,998
Tenable Holdings, Inc. (a)	1,617,600	81,365,280
Zuora, Inc. (a)	1,207,700	12,246,078
		3,097,835,288
TOTAL SOFTWARE		5,464,089,012
TOTAL COMMON STOCKS (Cost $5,334,921,728)		9,525,544,681

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (c)	124,579,434	124,604,350
Fidelity Securities Lending Cash Central Fund 0.82% (c)(d)	4,433,207	4,433,650
TOTAL MONEY MARKET FUNDS (Cost $129,038,000)		129,038,000

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $5,463,959,728)	9,654,582,681
NET OTHER ASSETS (LIABILITIES) - 0.7%	68,316,470
NET ASSETS - 100.0%	9,722,899,151

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	46,704,772	210,059,440	132,159,862	29,626	-	-	124,604,350	0.2%
Fidelity Securities Lending Cash Central Fund 0.82%	582,500	83,682,500	79,831,350	6,145	-	-	4,433,650	0.0%
Total	47,287,272	293,741,940	211,991,212	35,771	-	-	129,038,000

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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